Approval of financial statements	12 Months Ended
Dec. 31, 2019
Approval Of Financial Statements [Abstract]
Approval of financial statements	28 Approval of financial statements The consolidated financial statements were approved and authorised for issue by the Board of Directors on 12 February 2020.